Intangible Assets, Net - Summary of Intangible Assets, Net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Finite Lived Intangible Assets [Line Items]
Total	¥ 1,985,787	¥ 1,985,787
Less: accumulated amortization	(1,722,259)	(1,508,231)
Less: accumulated impairment loss	(206,925)	(206,925)
Intangible assets, net	56,603	270,631
BCA
Finite Lived Intangible Assets [Line Items]
Total	1,554,046	1,554,046
Brand Names
Finite Lived Intangible Assets [Line Items]
Total	321,000	321,000
NCC
Finite Lived Intangible Assets [Line Items]
Total	79,141	79,141
Technology/platform
Finite Lived Intangible Assets [Line Items]
Total	¥ 31,600	¥ 31,600